Post employment benefits - Sensitivity analysis (Details) - Defined benefit pension schemes € in Millions	12 Months Ended
Mar. 31, 2018 EUR (€)
Rate of inflation
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (556)
Increase in actuarial assumption	€ 633
Rate of increase in salaries
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (4)
Increase in actuarial assumption	€ 5
Discount rate
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ 833
Increase in actuarial assumption	€ (713)
Life expectancy
Sensitivity analysis
Increase in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption	€ 223
Increase in actuarial assumption	€ (220)